Operating Leases (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Lease expiration, description	expire on various dates through 2027
Operating leases rent expense	$ 4,010,177	$ 114,670	$ 191,758	$ 0